Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FEDERATED HERMES CORE TRUST
Entity Central Index Key	0001034106
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000093165
Shareholder Report [Line Items]
Fund Name	Bank Loan Core Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bank Loan Core Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/products.do?productType=10. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/products.do?productType=10
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bank Loan Core Fund	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Leveraged Loan Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing at least 80% of its net assets in U.S. dollar-denominated floating-rate term loans administered by banks and loan-related derivatives and loan index products.

Top Contributors to Performance

  The relative performance of the Fund was positively impacted by security selection in the Automotive, Chemicals, Building Materials and Consumer Cyclical Services sectors.

  The Fund’s relative performance was also positively impacted by its allocation to leveraged loan exchange-traded funds (ETFs) and short-duration high-yield bonds.

  Specific Fund holdings that positively impacted performance relative to the Index included Organon, Sparta US Holdco, Grinding Media, SunSource and Applied ComputeCo.

Top Detractors from Performance

    The relative performance of the Fund was negatively impacted by security selection in the Packaging, Cable & Satellite and Retailers sectors.

    The Fund’s relative performance was negatively impacted by investor flows and its cash holdings compared to the Index, which holds no cash and has no investor flows.

    Specific Fund holdings that negatively impacted performance relative to the Index included RLG Holdings, Dragon Buyer, Dayforce, Project Alpha Intermediate Holding and Skopima Consilio Parent.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Bank Loan Core Fund	Bloomberg US Aggregate Bond Index
6/30/2016	$10,000	$10,000
6/30/2017	$10,731	$9,969
6/30/2018	$11,206	$9,929
6/30/2019	$11,646	$10,710
6/30/2020	$11,383	$11,646
6/30/2021	$12,592	$11,608
6/30/2022	$12,025	$10,413
6/30/2023	$12,843	$10,315
6/30/2024	$14,196	$10,587
6/30/2025	$15,131	$11,230
6/30/2026	$15,703	$11,656

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 Year	5 Years	10 Years
Bank Loan Core Fund	3.78%	4.52%	4.62%
Bloomberg US Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg US Leveraged Loan IndexFootnote Reference*	4.04%	5.79%	N/A

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Leveraged Loan Index commenced operations on January 1, 2019. As the Index has not been up for ten full calendar years as of June 30, 2026, the 10 Year return is not available and it is not incorporated into the growth of 10k chart over the trailing 10-year performance period.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/products.do?productType=10
AssetsNet	$ 507,832,873
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$507,832,873 Number of Investments240 Portfolio Turnover71% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Table Summary
Value	Value
Midstream	3.3%
Industrial - Other	3.6%
Diversified Manufacturing	3.6%
Chemicals	3.8%
Consumer Products	4.5%
Building Materials	4.9%
Exchange Traded Funds	8.5%
Health Care	8.5%
Insurance - P&C	9.8%
Technology	20.7%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/products.do?productType=10 or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective April 1, 2026, B. Anthony Delserone, Jr. no longer serves as a portfolio manager of the Fund.

     Mark E. Durbiano will retire on January 4, 2027. Therefore, effective December 31, 2026, Mr. Durbiano will no longer serve as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/products.do?productType=10 or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/products.do?productType=10